                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [ ]; Amendment Number:  ______

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silchester International Investors LLP
Address:  Time & Life Building
          1 Bruton Street
          London, W1J6TL, United Kingdom

Form 13F File Number: 28-14054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Timothy J. Linehan
Title:  Chief Compliance Officer
Phone:  011-44-20-7518-7125

Signature, Place, and Date of Signing:

/s/ Timothy J. Linehan        London, United Kingdom        7/10/2012.
-----------------------------------------------------------------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  3
Form 13F Information Table Value Total:  942,511
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number  Name
---  --------------------  ----
1    28-12123              Silchester Partners Limited

Column 1              Column 2 Column 3  Column 4      Column 5        Column 6  Column 7        Column 8
--------              -------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                             VOTING AUTHORITY
NAME OF               TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
ISSUER                 CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------               -------- --------- -------- ---------- --- ---- ---------- --------    ----    ------ ----
Korea Electric PWR... SPON ADR 500631106 359,469  32,152,880 SH        DEFINED      1     32,152,880   0     0
KT Corp.............. SPON ADR 48268K101 376,566  28,570,985 SH        DEFINED      1     28,570,985   0     0
SK Telecom Ltd....... SPON ADR 78440P108 206,476  17,064,106 SH        DEFINED      1     17,064,106   0     0